UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Municipal Bond Fund
December 31, 2008
(In Thousands)

MUNICIPAL BONDS	Principal	Value
Alabama - 0.49%
The Public Education Building Authority of the City of Tuscaloosa, Student Housing Revenue Bonds (Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project), Series 2008,
6.750%, 7-1-33	$2,500	$2,579

Arizona - 3.48%
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.950%, 3-1-09	5,000	5,025
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,775
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
2.250%, 2-1-42 (A)	2,375	1,883
Certificates of Participation, Series 2002A, Evidencing Proportionate
      Interests of the Owners Thereof in Lease Payments to be Made
      By the State of Arizona (Acting by and Through the Director of
      the Department of Administration), as Lessee for Certain Real,

5.500%, 5-1-13	1,000	1,058
Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant to a
      Lease-Purchase Agreement by the Arizona Board of Regents,
      as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,087
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	2,500	2,266
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,
5.750%, 7-1-14	2,000	2,037
Rio Nuevo Multipurpose Facilities District (City of Tucson, Arizona) Subordinate Lien Excise Tax Revenue Bonds, Series 2008,
6.625%, 7-15-25	2,000	2,023
		18,154
Arkansas - 0.12%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D,
5.300%, 7-1-24	745	638

California - 12.75%
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.350%, 12-1-29	30	30
State of California, General Obligation Bonds,
6.000%, 2-1-15	3,000	3,334
State of California, Various Purpose General Obligation Bonds:
5.250%, 2-1-19	7,000	7,119
5.250%, 11-1-21	1,000	1,001
5.000%, 2-1-22	7,000	6,723
5.500%, 4-1-28	2,535	2,970
5.500%, 4-1-28	325	381
5.500%, 4-1-28	135	158
5.500%, 4-1-28	5	5
State of California, Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X:
5.500%, 12-1-16	990	1,132
5.500%, 12-1-16	10	12
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.500%, 8-1-12	2,850	2,908
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.200%, 12-1-14	35	35
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.000%, 1-15-17	7,500	4,282
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,140
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
6.750%, 6-1-39	4,800	5,582
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,091
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	920	919
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,074
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.000%, 10-1-27	5,000	4,922
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding),City of Oceanside, Pursuant to a Lease with the Oceanside Public Financing Authority,
5.000%, 4-1-10	1,140	1,179
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.500%, 8-1-29	3,755	4,438
5.500%, 8-1-29	45	45
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District Bonds, Series 2008,
5.500%, 10-1-28	500	507
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.000%, 9-1-11	1,000	924
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.750%, 7-1-12	3,455	3,875
Southern California Public Power Authority, Transmission Project Revenue Bonds, 2008 Subordinate Series B (Southern Transmission Project),
6.000%, 7-1-27	1,000	1,037
The Regents of the University of California,General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,180
The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.500%, 5-15-20	1,500	1,548
		66,551
Colorado - 2.05%
Joint School District No. 28J, Adams and Arapahoe Counties, Colorado, General Obligation Bonds, Series 2008,
6.000%, 12-1-28	2,500	2,620
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.250%, 6-15-10	2,000	2,080
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A:
6.750%, 12-1-23	1,895	1,710
7.400%, 12-1-38	1,000	894
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.500%, 8-1-31	350	326
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, Certificates of Participation, Series 2008,
5.500%, 11-1-27	1,000	1,004
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.300%, 12-1-19	1,000	1,039
City of Lafayette, Colorado, Acting by and through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.250%, 12-1-20	1,010	1,051
		10,724
Connecticut - 1.42%
Capital City Economic Development Authority, Parking and Energy Fee Revenue Bond 2008, Series D,
5.750%, 6-15-34	3,370	3,392
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.500%, 1-1-14	4,510	4,000
		7,392
District Of Columbia - 0.39%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A,
5.500%, 10-1-10	2,000	2,020

Florida - 6.18%
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1,
5.750%, 10-1-18	2,870	2,645
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist HealthSouth Florida Obligated Group), Series 2004,
5.250%, 8-15-24	5,000	5,792
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B,
5.500%, 10-1-17	2,000	1,879
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.000%, 10-1-20	2,000	1,739
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.000%, 9-1-30 (B)	185	138
Miami-Dade County, Florida, General Obligation Bonds (Building Better Communities Program), Series 2008B,
6.250%, 7-1-26	2,500	2,598
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.750%, 10-1-16	2,000	1,897
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008B,
5.250%, 10-1-22	5,000	4,995
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008C,
6.000%, 10-1-23	2,500	2,683
The City of Miami, Florida, Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.000%, 1-1-10	1,600	1,560
The City of Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.500%, 9-1-13	2,460	2,659
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,074
City of Port St. Lucie, Florida, Special Assessment Refunding Bonds, Series 2008A, (City Center Special Assessment District),
6.500%, 7-1-35	2,500	2,562
		32,221
Georgia - 2.64%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.250%, 4-1-20	3,000	3,095
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.400%, 1-1-13	6,925	7,472
6.400%, 1-1-13	860	954
6.400%, 1-1-13	75	82
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Series 2008D,
6.000%, 1-1-23	2,100	2,166
		13,769
Guam - 0.56%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C,
5.375%, 10-1-20	3,305	2,914

Hawaii - 0.97%
State of Hawaii, Airports System Revenue Bonds, Refunding Series 2001,
5.750%, 7-1-15	5,000	5,041

Idaho - 0.37%
Idaho Health Facilities Authority, Revenue Bonds, Series 2008A, (St. Luke's Health System Project),
6.750%, 11-1-37	2,000	1,912

Illinois - 2.43%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.700%, 5-1-36	1,500	849
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.000%, 1-1-12	1,695	1,496
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.600%, 10-1-34	1,180	1,171
Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2008B,
5.750%, 7-1-33	2,500	2,548
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C,
5.500%, 1-1-21	1,300	1,396
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.350%, 12-15-24	1,000	786
Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7-1-24	3,080	3,427
Community College District No. 525, Counties of Will, Grundy,
      Livingston, Cook, Kendall, LaSalle and Kankakee and State of
      Illinois (Joliet Junior College), General Obligation Bonds
      (Alternate Revenue Source), Series 2008,

5.750%, 6-1-28	1,000	1,022
		12,695
Indiana - 3.63%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
7.400%, 7-1-15	4,775	5,722
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990B (State Office Building I Facility),
7.400%, 7-1-15	8,000	9,587
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.150%, 7-1-25	3,500	3,648
		18,957
Iowa - 0.64%
City of Altoona, Iowa, Annual Appropriation Urban Renewal Tax Increment Revenue Bonds, Series 2008,
5.750%, 6-1-31	1,000	636
Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds, Series 2008,
6.000%, 8-1-27	2,500	2,732
		3,368
Kansas - 1.25%
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.450%, 9-1-22	1,000	703
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1,
6.300%, 12-1-32	355	341
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.550%, 12-1-33	2,000	1,650
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series B-4,
5.900%, 12-1-34	1,350	1,141
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.650%, 6-1-35	1,565	1,486
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2004 Series A-4,
5.625%, 6-1-36	735	703
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series 2006,
5.000%, 12-1-27	850	505
		6,529
Kentucky - 0.39%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,023

Louisiana - 0.66%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, (Shreveport Airport Cargo Facility Project), Series 2008C,
7.000%, 1-1-33	1,000	952
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.500%, 4-20-38	2,750	2,481
		3,433
Maryland - 0.37%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds),
5.375%, 3-1-15	1,905	1,908

Massachusetts - 0.94%
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series C,
5.500%, 11-1-10	2,000	2,119
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series D,
5.250%, 10-1-21	2,500	2,788
		4,907
Michigan - 1.28%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.250%, 4-1-23	3,220	2,855
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.800%, 6-1-13	1,530	1,734
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	85	81
State Building Authority, State of Michigan, 2008 Revenue and Revenue Refunding Bonds, Series I (Facilities Program),
6.000%, 10-15-38	2,000	2,023
		6,693
Minnesota - 3.11%
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.000%, 12-1-10	2,000	2,112
City of Minneapolis, Health Care System Revenue Bonds, Series 2008A (Fairview Health Services),
6.750%, 11-15-32	1,000	955
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B:
5.750%, 1-1-13	2,345	2,365
5.750%, 1-1-15	5,000	4,938
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.150%, 11-15-09 (A)	4,500	4,691
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.250%, 5-15-36	2,000	1,155
		16,216
Mississippi - 0.80%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C:
6.700%, 9-1-12	1,470	1,429
6.750%, 9-1-14	2,750	2,752
		4,181
Missouri - 4.57%
City of Belton, Missouri, Certificates of Participation, Series 2008,
5.125%, 3-1-25	1,000	927
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.250%, 3-1-24	2,265	1,616
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.500%, 10-1-31	705	384
5.550%, 10-1-36	190	100
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.500%, 12-1-12	2,000	2,164
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.375%, 3-1-10	990	979
5.900%, 3-1-24	2,300	1,795
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.000%, 5-15-11	3,000	3,154
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.000%, 4-1-21	1,250	1,265
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D,
6.000%, 3-1-36	4,240	4,115
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.500%, 7-1-10	1,500	1,576
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.500%, 6-1-19	2,650	2,800
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.250%, 7-1-18	1,000	1,008
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.000%, 4-1-10	2,000	1,945
		23,828
Nevada - 1.43%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.000%, 7-1-14	1,385	1,434
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 Mezzanine Bonds,
5.350%, 4-1-16	190	189
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-25	1,715	1,831
Truckee Meadows Water Authority, Nevada Water Revenue Refunding Bonds, Series 2007,
4.500%, 7-1-30	5,000	4,021
		7,475
New Hampshire - 0.72%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7-1-32	1,755	2,023
6.125%, 7-1-32	245	164
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A,
5.650%, 1-1-36	1,615	1,551
		3,738
New Jersey - 1.99%
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.250%, 1-1-23	1,350	1,171
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.000%, 12-1-10	2,110	2,253
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.250%, 9-1-24	2,250	2,589
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.500%, 9-15-13	2,000	2,172
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,194
		10,379
New Mexico - 2.12%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001,
5.375%, 7-1-15	3,365	3,387
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D,
6.000%, 1-1-37	2,170	2,090
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds 2008 Series D-2,
5.250%, 7-1-30	5,000	4,495
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.750%, 9-15-21	1,000	1,115
		11,087
New York - 8.69%
The City of New York, General Obligation Bonds, Fiscal 2002 Series C,
5.500%, 3-15-15	2,000	2,238
The City of New York, General Obligation Bonds, Fiscal 2003 Series A,
5.750%, 8-1-14	2,000	2,146
The City of New York, General Obligation Bonds, Fiscal 2003 Series A, Current Interest Bonds,
5.500%, 8-1-10	3,000	3,133
The City of New York, General Obligation Bonds, Fiscal 2003 Series J,
5.500%, 6-1-19	3,990	4,128
The City of New York, General Obligation Bonds, Fiscal 2004 Series D:
5.250%, 10-15-21	6,110	6,133
5.250%, 10-15-21	2,185	2,497
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A:
5.250%, 11-1-10	1,000	1,053
5.500%, 11-1-26 (B)	5,000	5,241
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series D,
5.250%, 2-1-19	3,000	3,138
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.250%, 11-15-23	2,350	2,379
Dormitory Authority of the State of New York, City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.500%, 7-1-17	2,000	2,192
Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds, Series 1990B:
7.500%, 5-15-11	650	681
7.500%, 5-15-11	590	655
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.500%, 11-15-13	2,000	2,083
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.500%, 12-15-14	3,000	3,121
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	980	824
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,255	1,761
Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.500%, 6-1-21	2,000	1,922
		45,325
North Carolina - 1.98%
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.250%, 10-1-11	1,200	1,244
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.500%, 1-1-14	3,000	3,064
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,
6.750%, 1-1-24	1,000	976
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.250%, 1-1-19	2,500	2,555
North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (University Health Systems of Eastern Carolina), Series 2008E-2 Bonds,
6.000%, 12-1-36	2,500	2,505
		10,344
Ohio - 3.22%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.750%, 6-1-34	2,000	1,120
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.000%, 1-1-21	1,000	1,008
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.000%, 12-1-30	3,850	3,774
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,023
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series E,
5.375%, 3-1-37	4,000	3,626
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	2,500	2,500
State of Ohio, Hospital Revenue Bonds, Series 2008A (Cleveland Clinic Health System Obligated Group),
5.250%, 1-1-33	2,000	1,727
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, 2008 Series J (Mortgage-Backed Securities Program),
6.200%, 9-1-33	2,000	2,000
		16,778
Oklahoma - 0.48%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B,
5.750%, 7-1-16	1,490	1,496
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A,
5.875%, 1-1-28	1,000	1,023
		2,519
Oregon - 0.71%
State of Oregon, Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.250%, 5-1-12	3,000	3,211
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	505	473
		3,684
Pennsylvania - 4.64%
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.000%, 7-15-10	1,330	1,401
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.000%, 8-1-22	1,225	1,225
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.000%, 4-1-10	1,010	1,039
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.700%, 11-15-11	2,500	2,412
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002:
5.500%, 7-1-14	1,930	2,123
5.500%, 7-1-14	70	79
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.250%, 12-15-24	10,750	10,500
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.500%, 7-1-35	1,500	943
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.100%, 10-1-19	2,400	2,409
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.500%, 1-1-19	2,120	2,055
		24,186
Puerto Rico - 1.19%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2004 A,
5.250%, 7-1-21	5,740	4,857
Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series A (Senior Lien):
5.000%, 7-1-28	1,000	834
6.000%, 7-1-38	640	520
		6,211
South Carolina - 0.30%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.500%, 7-15-13	1,445	1,590

South Dakota - 0.40%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.300%, 4-1-16	2,000	2,114

Tennessee - 0.52%
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.500%, 11-1-13	2,000	2,245
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.250%, 9-1-26	700	450
		2,695
Texas - 11.08%
City of Arlington, Texas, Special Tax Revenue Bonds, Series 2008,
5.500%, 8-15-27	2,000	2,042
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,267
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Bonds, Series 2003A,
5.500%, 11-1-19	5,000	4,564
Dallas Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2008,
6.375%, 2-15-34	2,500	2,724
Frisco Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2008A,
6.000%, 8-15-38	2,500	2,636
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002:
5.750%, 2-15-17	1,070	1,148
5.750%, 2-15-17	980	1,098
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.750%, 11-15-15	1,500	1,521
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.000%, 8-15-32	2,500	2,664
Harris County Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series 2008B,
7.000%, 12-1-27	2,500	2,509
Harris County Health Facilities Development Corporation, Thermal Utility Revenue Bonds (Teco Project), Series 2008:
5.000%, 11-15-26	2,500	2,505
5.000%, 11-15-27	2,500	2,491
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008:
5.750%, 2-15-28	1,000	679
6.000%, 2-15-33	500	336
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.750%, 2-15-30	6,000	7,030
Lower Colorado River Authority, Refunding Revenue Bonds, Series 2008A,
6.250%, 5-15-28	2,500	2,580
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008D,
0.000%, 1-1-30	25,000	6,504
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-36	1,500	864
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.750%, 11-15-37	3,000	1,788
Texas Turnpike Authority, Central Texas Turnpike System, First Tier Revenue Bonds, Series 2002-A,
0.000%, 8-15-26	24,500	9,328
Trinity River Authority of Texas, (Tarrant County Water Project), Improvement Revenue Bonds, Series 2008,
5.750%, 2-1-26	1,500	1,525
		57,803
Vermont - 0.31%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27,
5.500%, 11-1-37	1,730	1,620

Virginia - 1.98%
Isle of Wight County, Virginia, General Obligation Public Improvement Bonds, Series 2008B,
6.000%, 7-1-27	1,605	1,682
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.750%, 7-1-14	2,225	2,326
5.500%, 7-1-17	2,000	2,123
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.500%, 7-1-15	2,000	2,054
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2008 Series E,
6.375%, 1-1-36	2,075	2,131
		10,316
Washington - 4.86%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.750%, 7-1-16	4,500	4,793
Port of Seattle, Revenue Bonds, Series 2001B,
5.625%, 4-1-16	1,000	996
Spokane Public Facilities District, Regional Projects,Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.750%, 12-1-19	1,665	1,791
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
6.750%, 2-1-15	4,990	5,620
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	2,910	2,064
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,088
		25,352
West Virginia - 0.65%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A,
0.000%, 11-1-13	4,000	3,407

Wyoming - 0.27%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.750%, 6-1-34	675	474
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.500%, 1-1-28	1,000	934
		1,408

TOTAL MUNICIPAL BONDS - 99.03%		$516,684
(Cost: $525,273)

SHORT-TERM SECURITIES
Commercial Paper - 0.87%
McCormick & Co. Inc.,
0.200%, 1-2-09	565	565
Sonoco Products Co.:
1.700%, 1-5-09	1,000	1,000
2.100%, 1-5-09	3,000	2,999
		4,564
Municipal Obligations - 0.10%
Colorado
Exempla General Improvement District, City of Lafayette, Colorado,
      Special Improvement District No. 02-01, Special Assessment
      Revenue Refunding and Improvement Bonds, Series 2002
      (Wells Fargo Bank, N.A.),

1.100%, 1-2-09 (A)	500	500

TOTAL SHORT-TERM SECURITIES - 0.97%		$5,064
(Cost: $5,064)

TOTAL INVESTMENT SECURITIES - 100.00%		$521,748
(Cost: $530,337)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.
	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$(10,906)
Level 2 - Other Significant Observable Inputs	521,748	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$521,748	$(10,906)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

Cash serves as collateral for the following open futures contracts at December 31, 2008:
Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation

United States 30 Year Treasury Note	Short	3-31-09	(---)*	$(10,906)	$(957)
*Not shown due to rounding.

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(B)This security currently pays the stated rate but this rate will increase in the future.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009